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October 20, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re: Initial Registration Statements on Form N-4 for Metropolitan Life Insurance Company, Metropolitan Life Variable Annuity Separate Account I (File No. 811-8732) and Metropolitan Life Variable Annuity Separate Account II (File No. 811-8628)

Commissioners:

On behalf of Metropolitan Life Variable Annuity Separate Account I (811-8732) and Metropolitan Life Variable Annuity Separate Account II (811-8628) (each a "Separate Account") and Metropolitan Life Insurance Company ("MetLife"), we are transmitting for filing pursuant to the Securities Act of 1933 initial registration statements ("New Registration Statements") for certain variable annuity contracts (collectively, the "Contracts").

The New Registration Statements are being filed in connection with the mergers ("Mergers") of First Citicorp Life Insurance Company ("First Citicorp") and Citicorp Life Insurance Company ("Citicorp") and Metropolitan Life Insurance Company. Before the Mergers, the Contracts were issued by First Citicorp and Citicorp. As the surviving company after the Mergers, MetLife will possess all the rights, duties and obligations of First Citicorp and Citicorp, including those relating to being the depositor of the Separate Accounts. Following the Mergers, each of the Separate Accounts was transferred intact to MetLife and will continue to support the Contracts outstanding at the time of the Mergers, and can receive any additional payments made under the Contracts following the Mergers.

By letter dated June 6, 2006, MetLife submitted to the staff of the Securities and Exchange Commission (the "Commission") a proposal for (i) the informal submission to the Commission staff of draft registration statements for the Contracts, and (ii) the subsequent formal filing with the Commission of registration statements (the New Registration Statements) for the Contracts in connection with the Mergers.1 Informal draft registration statements were submitted to the Commission staff on June 14, 2006. In the cover letter accompanying the initial set of informal draft registration statements, MetLife proposed to file the New Registration Statements with the Commission on October 20, 2006, and to have those New Registration Statements declared effective on that date.

The New Registration Statements update the most recent registration statements pertaining to the Separate Accounts by presenting MetLife as the depositor of the Separate Accounts, and reflect clarifications to disclosure required by the Commission staff following its review of the informal

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draft registration statements. The New Registration Statements are complete and include all required exhibits.

With respect to each of the New Registration Statements, MetLife and each Separate Account acknowledge that:

- should the Commission or the Commission staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; and

- the action of the Commission or the Commission staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve MetLife and the relevant Separate Account from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

- MetLife and the relevant Separate Account may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

If you have any questions or comments regarding the filing, please call the undersigned at (617) 578-2052.

Sincerely,

/s/ Daniel P. Bulger
Daniel P. Bulger
Counsel
Metropolitan Life Insurance Company

Attachment
cc:  John E. Connolly, Jr., Esquire

   1. Letter from Mary E. Thornton, Esq., Sutherland Asbill Brennan LLP to Robert S. Lamont, Esq., Division of Investment Management, U.S. Securities and Exchange Commission (June 14, 2006); see also Letter from Mary E. Thornton, Esq., Sutherland Asbill & Brennan LLP to William J. Kotapish, Esq., Assistant Director, Division of Investment Management, U.S. Securities and Exchange Commission (June 6, 2006).